UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-08898

Buffalo High Yield Fund, Inc.
(Exact name of registrant as specified in charter)

5420 West 61st Place
Shawnee Mission, KS  66205
(Address of principal executive offices) (Zip code)

Kent W. Gasaway
5420 West 61st Place
Shawnee Mission, KS  66205
(Name and address of agent for service)

(913) 384-1513
Registrant's telephone number, including area code

Date of fiscal year end: March 31

Date of reporting period:  June 30, 2007

Item 1. Schedule of Investments.

Buffalo High Yield Fund
Schedule of Investments
June 30, 2007 (Unaudited)

	Shares or
	Face Amount		Value
		COMMON STOCKS - 0.22%
		Energy - 0.22%
		Energy Equipment & Services - 0.22%
	17,025	Eagle Geophysical, Inc. (a) (b)	$419,241
		Total Energy	419,241

		TOTAL COMMON STOCKS (Cost $0)	419,241

		CONVERTIBLE PREFERRED STOCKS - 2.98%
		Financials - 2.98%
		Commercial Banks - 2.98%
	118,200	Boston Private Capital Trust I	5,732,700
		Total Financials	5,732,700

		TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $5,842,000)	5,732,700

		PREFERRED STOCKS - 0.00%
		Consumer Discretionary - 0.00%
		Media - 0.00%
	7,250	Adelphia Communications Corp. (a)	3,625
		Total Consumer Discretionary	3,625

		TOTAL PREFERRED STOCKS (Cost $719,125)	3,625

		CORPORATE BONDS - 60.44%
		Consumer Discretionary - 32.73%
		Automobiles - 3.19%
		Ford Motor Credit Company
	4,700,000	7.375%, 10/28/2009	4,667,923
		General Motors Acceptance Corp.
	1,495,000	6.875%, 08/28/2012	1,462,653
			6,130,576

		Hotels Restaurants & Leisure - 8.98%
		Circus Circus
	3,100,000	7.625%, 07/15/2013	3,022,500
		Isle of Capri Casinos
	4,025,000	7.000%, 03/01/2014	3,828,782
		Las Vegas Sands Corp.
	925,000	6.375%, 02/15/2015	884,531
		Mandalay Resort Group
	460,000	10.250%, 08/01/2007	461,725
		MGM Mirage
	180,000	8.375%, 02/01/2011	184,950
		Park Place Entertainment Corp.
	300,000	8.875%, 09/15/2008	309,000
	595,000	8.125%, 05/15/2011	624,006
		Penn National Gaming, Inc.
	1,480,000	6.750%, 03/01/2015	1,524,400
		Pinnacle Entertainment, Inc.
	2,570,000	8.250%, 03/15/2012	2,659,950
		Royal Caribbean Cruises Ltd.
	3,930,000	7.500%, 10/15/2027	3,759,780
			17,259,624

		Household Durables - 3.17%
		Jarden Corp.
	900,000	7.500%, 05/01/2017	893,250
		Rent-A-Center, Inc.
	5,100,000	7.500%, 05/01/2010	5,202,000
			6,095,250

		Leisure Equipment & Products - 1.66%
		Mikohn Gaming Corp.
	3,211,000	11.875%, 08/15/2008	3,194,945

		Media - 0.10%
		Fisher Communications, Inc.
	175,000	8.625%, 09/15/2014	187,250

		Specialty Retail - 7.76%
		Autonation, Inc.
	100,000	7.000%, 04/15/2014	99,250
		Central Garden and Pet Co.
	4,500,000	9.125%, 02/01/2013	4,657,500
		FTD, Inc.
	4,000,000	7.750%, 02/15/2014	3,980,000
		Group 1 Automotive, Inc.
	900,000	8.250%, 08/15/2013	933,750
		GSC Holdings Corp.
	1,770,000	8.000%, 10/01/2012	1,858,500
		United Auto Group, Inc.
	3,400,000	7.750%, 12/15/2016	3,400,000
			14,929,000

		Textiles, Apparel & Luxury Goods - 6.94%
		Interface, Inc.
	2,250,000	10.375%, 02/01/2010	2,430,000
	3,570,000	9.500%, 02/01/2014	3,864,525
		Oxford Industries, Inc.
	3,650,000	8.875%, 06/01/2011	3,786,875
		Phillips Van-Heusen
	3,120,000	7.750%, 11/15/2023	3,260,400
			13,341,800

		Wireless Telecommunication Services - 0.93%
		Rogers Wireless, Inc.
	1,665,000	7.500%, 03/15/2015	1,786,182
		Total Consumer Discretionary	62,924,627

		Consumer Staples - 4.33%
		Food Products - 2.02%
		Pilgrims Pride Corp.
	2,900,000	8.375%, 05/01/2017	2,885,500
		Smithfield Foods, Inc.
	1,000,000	7.750%, 07/01/2017	1,005,000
			3,890,500

		Household Products - 1.26%
		Prestige Brands, Inc.
	2,350,000	9.250%, 04/15/2012	2,420,500

		Personal Products - 1.05%
		Elizabeth Arden, Inc.
	2,000,000	7.750%, 01/15/2014	2,025,000
		Total Consumer Staples	8,336,000

		Energy - 8.26%
		Oil & Gas - 8.26%
		Giant Industries, Inc.
	4,615,000	8.000%, 05/15/2014	4,994,814
		Inergy L.P./Inergy Finance Corp.
	3,600,000	6.875%, 12/15/2014	3,429,000
		The Premcor Refining Group, Inc.
	450,000	9.500%, 02/01/2013	479,211
	2,530,000	7.500%, 06/15/2015	2,610,697
		United Refining Co.
	4,200,000	10.500%, 08/15/2012	4,368,000
		Total Energy	15,881,722

		Financials - 0.76%
		Capital Markets - 0.76%
		E*Trade Financial Corp.
	1,400,000	7.875%, 12/01/2015	1,464,750
		Total Financials	1,464,750

		Health Care - 3.07%
		Health Care Providers & Services - 0.95%
		Carriage Services, Inc.
	1,800,000	7.875%, 01/15/2015	1,831,500

		Pharmaceuticals - 2.12%
		Warner Chilcott Corp.
	3,936,000	8.750%, 02/01/2015	4,063,920
		Total Health Care	5,895,420

		Industrials - 9.86%
		Commercial Services & Supplies - 8.80%
		Allied Waste North America
	867,000	9.250%, 09/01/2012	911,434
	3,600,000	7.875%, 04/15/2013	3,658,500
		Education Management LLC
	2,500,000	8.750%, 06/01/2014	2,575,000
		FTI Consulting, Inc.
	100,000	7.750%, 10/01/2016	102,500
		Greenbrier Companies, Inc.
	2,715,000	8.375%, 05/15/2015	2,748,937
		Iron Mountain, Inc.
	1,350,000	8.625%, 04/01/2013	1,360,125
	4,875,000	7.750%, 01/15/2015	4,777,500
		Williams Scotsman, Inc.
	750,000	8.500%, 10/01/2015	778,125
			16,912,121

		Diversified Manufacturing - 0.96%
		Blount, Inc.
	1,810,000	8.875%, 08/01/2012	1,837,150

		Machinery - 0.10%
		American Railcar Industries, Inc.
	200,000	7.500%, 03/01/2014	200,000
		Total Industrials	18,949,271

		Manufacturing - 0.07%
		Transportation Equipment - 0.07%
		Transdigm, Inc.
	125,000	7.750%, 07/15/2014 (Acquired 01/31/2007, Cost $126,250) (c)	126,875
		Total Manufacturing	126,875

		Materials - 1.36%
		Construction Materials - 1.36%
		U.S. Concrete, Inc.
	2,615,000	8.375%, 04/01/2014	2,621,538
		Total Materials	2,621,538

		TOTAL CORPORATE BONDS (Cost $113,167,365)	116,200,203

		CONVERTIBLE BONDS - 16.52%
		Consumer Discretionary - 7.35%
		Leisure Equipment & Products - 3.58%
		WMS Industries, Inc.
	3,140,000	2.750%, 07/15/2010	6,884,450

		Media - 3.77%
		Lions Gate Entertainment Corp.
	6,500,000	2.938%, 10/15/2024	7,247,500
		Total Consumer Discretionary	14,131,950

		Health Care - 3.58%
		Biotechnology - 3.58%
		Amylin Pharmaceuticals, Inc.
	5,040,000	2.500%, 04/15/2011	6,885,900
		Total Health Care	6,885,900

		Industrials - 3.10%
		Airlines - 3.10%
		JetBlue Airways Corp.
	6,030,000	3.750%, 03/15/2035	5,947,087
		Total Industrials	5,947,087

		Information Technology - 2.50%
		Semiconductor & Semiconductor Equipment - 2.50%
		Fairchild Semiconductor International
	4,830,000	5.000%, 11/01/2008	4,805,850
		Total Information Technology	4,805,850

		TOTAL CONVERTIBLE BONDS (Cost $25,391,796)	31,770,787

		SHORT TERM INVESTMENTS - 8.87%
		Investment Company - 0.34%
		SEI Daily Income Trust Treasury II Fund - Class B
	644,668	1.310% (b)	644,668
		Total Investment Company	644,668

		U.S. Treasury Obligations - 8.53%
		Public Finance, Taxation, And Monetary Policy - 8.53%
	2,720,000	0.000%, 07/05/2007	2,718,851
	6,227,000	0.000%, 07/12/2007	6,220,229
	7,483,000	4.880%, 07/19/2007	7,470,271
		Total U.S. Treasury Obligations	16,409,351

		TOTAL SHORT TERM INVESTMENTS (Cost $17,054,019)	17,054,019

		Total Investments (Cost $162,174,305) - 89.03%	171,180,575

		Other Assets in Excess of Liabilities - 10.97%	21,100,966

		TOTAL NET ASSETS - 100.00%	$192,281,541

Percentages are stated as a percent of net assets.

(a)	Non Income Producing
(b)	Fair valued security. The total value of this security amounted to $419.24 (0.22% of net assets) at
	June 30, 2007.
(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may
	be resold in transactions exempt from registration normally to qualified institutional buyers. The total
	value of these securities amounted to $12,875 (0.07% of net assets) at June 30, 2007.
(d)	Security is in default at June 30, 2007.

	The cost basis of investments for federal income tax purposes at June 30, 2007 was as follows*:

	Cost of investments	$ 162,174,305
	Gross unrealized appreciation	10,279,694
	Gross unrealized depreciation	(1,273,424)
	Net unrealized appreciation	$ 9,006,270

	*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
	For the previous fiscal year's federal tax information, please refer to the Notes to Financial Statements
	section in the Fund's most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer has concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

 SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Buffalo High Yield Fund, Inc.

By   /s/ Kent W. Gasaway
Kent W. Gasaway, President and Treasurer

Date    August 28, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

Buffalo High Yield Fund, Inc.

By   /s/ Kent W. Gasaway
Kent W. Gasaway, President and Treasurer

Date    August 28, 2007